THE ADVISORS' INNER CIRCLE FUND II

                 STW SHORT DURATION INVESTMENT-GRADE BOND FUND
                      STW CORE INVESTMENT-GRADE BOND FUND
                                 (THE "FUNDS")

                      SUPPLEMENT DATED SEPTEMBER 30, 2011
                                     TO THE
                        PROSPECTUS DATED AUGUST 31, 2011
                                      AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
              DATED AUGUST 31, 2011, AS REVISED SEPTEMBER 26, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Shares of the Funds are currently not available for purchase. If you have questions, please call 1-855-STW-FUND (1-855-789-3863).

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


                                                                 STW-SK-002-0100